Offerings - Offering: 1	Nov. 08, 2024 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	10.00% Senior Notes due 2029
Maximum Aggregate Offering Price	$ 77,665,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 11,890.51